Related Party Transactions: Schedule of Related Party Transactions (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Due from Related Parties, Current	$ 4,518	$ 2,765
Due to Related Parties, Current	2,480	1,292
CMFG Life Insurance Company
Due from Related Parties, Current	4,518	2,765
CUNA Brokerage Services, Inc
Due to Related Parties, Current	2,478	1,290
MEMBERS Capital Advisors, Inc.
Due to Related Parties, Current	$ 2	$ 2